LOAN AGREEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of debt
	As of June 30, 2016	As of December 31, 2015

Term loan – Independent Bank	$5,379,000	$-

Term loan – Heartland, net of deferred financing costs	$-	$2,492,000

As of December 31, 2015

Term loan - Heartland (due January 8, 2018)	$2,750,000
Unamortized debt discount	(37,911)
Term loan - Heartland, net	2,712,089
Less: amount due within one year	(2,712,089)
Term loan - Heartland due after one year	$-

Schedule of changes in convertible debt
	Related Party	Non Related Party
Convertible notes, net - January 1, 2016	$1,055,000	$674,000
Borrowings	1,250,000	1,613,000
Warrants issued as debt discount	(646,000)	(833,000)
Accretion of debt discount	1,177,000	1,061,000
Converted to equity	(2,650,000)	(1,350,000)
Convertible notes, net- June 30, 2016	$186,000	$1,165,000

Shedule of convertible Notes

	Related Party	Non Related Party
Convertible notes	$400,000	$1,413,000
Unamortized debt discount	(214,000)	(248,000)
Convertible notes, net	$186,000	$1,165,000

December 31, 2015:

	Related Party	Non Related Party
Convertible notes	$1,800,000	$1,150,000
Unamortized debt discount	(745,000)	(476,000)
Convertible notes, net	$1,055,000	$674,000

	Related Party	Non Related Party
Convertible notes	$1,800,002	$1,150,000
Unamortized debt discount	(745,450)	(476,261)
Convertible notes, net	1,054,552	673,739
Less: amount due within one year	(1,054,552)	(673,739)
Convertible notes due after one year	$-	$-

Schedule of convertible debentures
As of June 30, 2016

Note payable – SOS due after one year (1)	$1,000,000

(1)	The SOS Note matures on June 30, 2019 and has an interest rate of 6.0% due at maturity.

	As of December 31, 2015	As of December 31, 2014

8% Convertible debentures, net (due 2018; 8% weighted average interest rate)	$6,846,465	$6,846,465
Unamortized debt discount	-	(6,389)
8% Convertible debenture, net	6,846,465	6,840,076
Less: amount due within one year	(6,846,465)	-
8% Convertible debenture due after one year	$-	$6,840,076